Putnam Mortgage Opportunities Fund
The fund's portfolio
8/31/21 (Unaudited)

MORTGAGE-BACKED SECURITIES (73.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (35.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$755,970	$166,519
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.605%, 7/15/40	177,239	6,035
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.555%, 4/15/40	167,229	16,755
REMICs IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.455%, 10/15/36	75,879	316
REMICs IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.455%, 10/15/33	1,922,381	385,539
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.105%, 7/15/48	2,431,240	429,381
REMICs IFB Ser. 4789, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.105%, 5/15/48	1,960,222	242,813
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.105%, 11/15/47	4,312,516	634,141
REMICs IFB Ser. 4990, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 7/25/50	2,430,517	475,488
REMICs IFB Ser. 5057, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.005%, 12/15/48	3,808,178	652,816
Strips Ser. 324, Class C21, IO, 6.00%, 6/15/39	588,275	127,066
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 12/25/49	2,422,821	483,105
REMICs IFB Ser. 4926, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 8/25/49	1,923,925	323,277
REMICs Ser. 4560, IO, 5.838%, 5/15/39	1,110,724	199,553
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	4,221,464	610,515
REMICs Ser. 5125, Class MI, IO, 4.50%, 11/25/48	2,847,104	474,804
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	175,388	16,635
REMICs Ser. 3714, Class KI, IO, 4.50%, 11/15/39	36,671	80
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	537,321	49,085
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	33,060	4,008
REMICs Ser. 4425, IO, 4.00%, 1/15/45	204,800	22,528
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	36,874	5,388
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	118,937	15,081
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	6,890	215
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	245,609	32,103
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	213,928	11,119
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	151,335	5,842
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	175,645	9,576
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	18,496	1,737
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	77,337	5,147
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	4,465,489	657,776
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	354,919	28,394
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	37,794	2,140
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	9,302	68
REMICs Ser. 5023, Class YI, IO, 3.00%, 10/25/50	4,425,749	538,140
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	304,550	25,286
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	39,220	2,457
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.731%, 5/25/40	10,026	12,632
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.516%, 9/25/43	404,220	81,675
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.316%, 4/25/40	98,114	19,872
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.166%, 6/25/48	1,966,041	396,432
REMICs IFB Ser. 19-18, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.066%, 5/25/49	3,728,805	666,673
REMICs IFB Ser. 19-18, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 5/25/49	4,141,633	640,007
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 4/25/49	2,294,335	452,137
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 11/25/46	1,292,668	261,986
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 11/25/46	3,282,642	648,322
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 9/25/46	924,933	177,134
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 5/25/39	2,702,925	490,467
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	592,753	143,671
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	67,828	14,420
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	308,123	77,719
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,408,024	283,214
REMICs IFB Ser. 19-60, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 10/25/49	1,541,906	132,265
REMICs IFB Ser. 19-26, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 6/25/49	3,138,320	456,651
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 11/25/49	4,612,829	694,637
REMICs IFB Ser. 19-75, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 11/25/49	6,142,902	896,330
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 8/25/46	4,794,708	998,258
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 12/25/41	4,823,087	1,026,075
REMICs IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 2/25/41	957,250	86,191
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.816%, 10/25/41	262,681	45,495
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,037,045	185,204
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	281,889	47,656
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	915,614	124,872
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	203,244	30,691
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	5,074,000	835,032
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	3,789,005	661,939
REMICs Ser. 21-18, Class IY, IO, 4.50%, 8/25/49	2,650,983	462,998
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	3,179,428	511,081
REMICs Ser. 20-76, Class GI, IO, 4.00%, 11/25/50	9,703,961	1,303,235
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	585,485	41,080
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	568,982	57,143
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	7,098,501	583,994
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	5,341,707	573,057
REMICs Ser. 21-25, Class HI, 3.50%, 7/25/50	3,760,384	378,802
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	66,155	6,450
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	48,558	3,472
REMICs Ser. 20-24, Class IB, IO, 3.00%, 4/25/50	4,161,456	474,352
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	33,238	2,908
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	75,779	2,790
REMICs Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	123,194	6,247
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.662%, 1/20/43	2,041,613	450,016
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.612%, 12/20/43	930,108	181,371
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.585%, 1/16/40	1,790,807	272,179
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.512%, 4/20/38	40,652	9,692
Ser. 16-164, IO, 6.50%, 12/20/46	797,607	148,639
IFB Ser. 21-96, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.35%), 6.262%, 6/20/51	2,403,668	661,422
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.212%, 8/20/50	1,973,895	410,195
IFB Ser. 21-59, Class SU, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.212%, 4/20/51	4,339,943	547,918
IFB Ser. 21-49, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.212%, 3/20/51	4,851,120	597,824
IFB Ser. 21-57, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.212%, 3/20/51	6,630,289	872,365
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.162%, 7/20/48	802,350	129,267
IFB Ser. 20-98, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.112%, 7/20/50	2,966,484	643,150
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.112%, 6/20/48	851,795	131,558
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.112%, 10/20/47	2,337,216	418,508
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.105%, 9/16/44	2,875,890	802,272
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.062%, 11/20/43	1,373,402	270,957
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.062%, 3/20/43	210,520	20,332
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.055%, 1/16/44	2,348,900	418,439
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.055%, 9/16/43	5,785,323	1,065,405
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.012%, 7/20/49	5,557,142	811,454
IFB Ser. 19-78, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.012%, 6/20/49	4,455,788	717,092
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.012%, 10/20/45	42,418	7,944
IFB Ser. 14-27, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.012%, 2/20/44	2,686,336	462,242
IFB Ser. 14-3, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.012%, 1/20/44	2,890,527	548,725
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.012%, 12/20/43	23,822	4,934
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	45,403	9,293
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.962%, 2/20/50	575,794	70,040
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.962%, 1/20/50	6,922,363	1,145,284
IFB Ser. 19-143, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.962%, 9/20/49	2,873,994	348,960
IFB Ser. 19-98, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.962%, 8/20/49	2,848,790	424,143
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.962%, 8/20/49	175,854	25,247
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.962%, 6/20/49	219,063	28,071
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.912%, 10/20/49	3,892,963	1,123,124
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	80,054	8,558
Ser. 20-4, IO, 5.00%, 1/20/50	3,335,352	642,789
Ser. 18-77, IO, 5.00%, 6/20/48	585,467	85,900
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	106,320	18,016
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	1,231,814	214,040
Ser. 16-42, IO, 5.00%, 2/20/46	242,269	40,970
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	276,670	40,529
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	406,806	69,157
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	577,671	104,703
Ser. 14-132, IO, 5.00%, 9/20/44	991,641	190,881
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	27,402	4,623
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	151,550	27,279
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	384,382	69,823
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	11,189	1,970
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	52,521	9,651
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	11,637	2,095
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	649,020	117,914
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	68,443	11,947
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	989,098	178,162
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	3,611,003	716,997
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	3,541,319	645,051
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	43,708	7,108
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	283,454	28,884
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	61,928	12,040
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	214,647	40,217
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	29,989	2,619
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	137,118	21,161
Ser. 12-129, IO, 4.50%, 11/16/42	75,384	13,475
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	54,884	9,028
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	489,680	66,868
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	118,352	1,365
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	30,919	4,882
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	22,529	3,568
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	15,446	2,356
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	925,474	161,958
Ser. 19-137, Class GI, IO, 4.00%, 11/20/49	5,300,516	691,092
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	2,962,993	357,185
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	327,104	45,003
Ser. 16-29, IO, 4.00%, 2/16/46	217,078	35,933
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	56,840	7,958
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	42,348	6,369
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	2,317,044	339,401
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	99,022	17,824
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	37,112	4,659
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	36,472	3,215
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	3,529,291	361,752
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	809,102	55,392
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	824,071	87,495
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	149,948	5,998
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	1,137,571	180,771
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	94,800	13,716
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	3,701,373	421,321
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	508,400	37,376
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	91,834	9,278
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	132,162	13,861
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	30,665	4,063
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	29,645	2,465
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	16,896	678
Ser. 13-14, IO, 3.50%, 12/20/42	37,193	3,208
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	27,486	2,002
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	1,664,467	80,293
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,118,111	85,245
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	90,435	1,780
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	261,279	9,145
Ser. 21-97, Class QI, IO, 3.00%, 6/20/51	12,279,069	1,040,542
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	6,226,504	449,461
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	4,039,932	290,892
Ser. 17-H03, Class AI, IO, 2.494%, 12/20/66(WAC)	1,106,031	84,853
Ser. 17-H03, Class EI, IO, 2.467%, 1/20/67(WAC)	520,782	52,485
Ser. 17-H04, Class BI, IO, 2.463%, 2/20/67(WAC)	3,965,568	341,411
Ser. 17-H03, Class DI, IO, 2.454%, 12/20/66(WAC)	2,276,514	188,168
Ser. 18-H11, Class JI, IO, 2.441%, 7/20/68(WAC)	2,834,987	225,665
Ser. 17-H02, Class BI, IO, 2.434%, 1/20/67(WAC)	2,400,194	180,526
FRB Ser. 16-H19, Class AI, IO, 2.426%, 9/20/66(WAC)	6,896,323	530,176
Ser. 18-H11, Class AI, IO, 2.417%, 2/20/68(WAC)	2,676,198	210,332
Ser. 16-H27, Class BI, IO, 2.414%, 12/20/66(WAC)	611,811	44,154
Ser. 18-H05, Class BI, IO, 2.394%, 2/20/68(WAC)	1,628,469	145,544
Ser. 17-H08, Class EI, IO, 2.389%, 2/20/67(WAC)	2,118,800	177,118
Ser. 17-H22, Class DI, IO, 2.38%, 11/20/67(WAC)	2,831,972	274,790
Ser. 18-H07, Class IE, IO, 2.377%, 2/20/68(WAC)	5,865,767	373,943
Ser. 16-H18, Class QI, IO, 2.371%, 6/20/66(WAC)	1,647,236	129,898
Ser. 10-H22, Class CI, IO, 2.364%, 10/20/60(WAC)	147,741	7,341
Ser. 17-H06, Class BI, IO, 2.349%, 2/20/67(WAC)	978,191	75,409
Ser. 18-H02, Class HI, IO, 2.338%, 1/20/68(WAC)	3,743,929	334,614
Ser. 16-H21, Class AI, IO, 2.337%, 9/20/66(WAC)	2,632,527	206,078
Ser. 18-H02, Class IM, IO, 2.329%, 2/20/68(WAC)	2,140,482	210,369
Ser. 18-H01, Class AI, IO, 2.324%, 1/20/68(WAC)	7,163,299	633,236
Ser. 16-H23, Class NI, IO, 2.285%, 10/20/66(WAC)	203,143	15,622
Ser. 17-H08, Class NI, IO, 2.247%, 3/20/67(WAC)	408,852	30,460
Ser. 17-H05, Class CI, IO, 2.247%, 2/20/67(WAC)	5,612,060	499,490
Ser. 17-H06, Class MI, IO, 2.227%, 2/20/67(WAC)	1,386,783	99,962
Ser. 17-H20, Class AI, IO, 2.22%, 10/20/67(WAC)	2,758,270	238,763
Ser. 17-H20, Class DI, IO, 2.206%, 10/20/67(WAC)	1,123,841	113,620
Ser. 17-H18, Class DI, IO, 2.195%, 9/20/67(WAC)	1,234,484	110,332
Ser. 20-H04, Class AI, IO, 2.184%, 2/20/70(WAC)	12,714,431	971,268
Ser. 17-H20, Class HI, IO, 2.17%, 10/20/67(WAC)	884,623	80,445
Ser. 17-H21, Class AI, IO, 2.15%, 10/20/67(WAC)	5,313,496	351,089
Ser. 17-H20, Class GI, IO, 2.147%, 9/20/67(WAC)	4,484,572	334,241
Ser. 19-H03, Class AI, IO, 2.14%, 11/20/68(WAC)	9,908,263	786,468
Ser. 16-H24, IO, 2.136%, 9/20/66(WAC)	268,845	24,364
Ser. 17-H14, Class JI, IO, 2.135%, 6/20/67(WAC)	1,900,173	196,549
Ser. 17-H16, Class JI, IO, 2.121%, 8/20/67(WAC)	473,797	42,938
Ser. 19-H14, Class IB, IO, 2.12%, 8/20/69(WAC)	323,249	26,365
Ser. 19-H09, Class EI, IO, 2.12%, 4/20/69(WAC)	2,972,490	241,979
Ser. 15-H29, Class HI, IO, 2.111%, 9/20/65(WAC)	2,053,479	107,192
Ser. 17-H19, Class MI, IO, 2.064%, 4/20/67(WAC)	886,974	74,861
Ser. 15-H24, Class HI, IO, 2.059%, 9/20/65(WAC)	118,907	4,283
Ser. 15-H16, Class DI, IO, 2.005%, 7/20/65(WAC)	3,957,715	333,319
Ser. 15-H20, Class CI, IO, 1.994%, 8/20/65(WAC)	127,432	9,519
Ser. 15-H25, Class BI, IO, 1.978%, 10/20/65(WAC)	100,614	7,516
Ser. 15-H25, Class CI, IO, 1.96%, 10/20/65(WAC)	99,060	6,756
Ser. 15-H15, Class JI, IO, 1.952%, 6/20/65(WAC)	145,211	11,675
Ser. 16-H27, Class EI, IO, 1.938%, 12/20/66(WAC)	3,055,054	190,990
Ser. 15-H26, Class DI, IO, 1.936%, 10/20/65(WAC)	101,716	8,091
Ser. 17-H09, Class DI, IO, 1.896%, 3/20/67(WAC)	1,443,851	98,365
FRB Ser. 15-H16, Class XI, IO, 1.887%, 7/20/65(WAC)	67,565	5,554
Ser. 15-H23, Class DI, IO, 1.85%, 9/20/65(WAC)	128,322	8,623
Ser. 17-H11, Class DI, IO, 1.847%, 5/20/67(WAC)	296,953	22,967
Ser. 16-H22, IO, 1.847%, 10/20/66(WAC)	3,539,978	217,617
Ser. 16-H17, Class DI, IO, 1.845%, 7/20/66(WAC)	1,870,909	132,238
Ser. 15-H25, Class EI, IO, 1.844%, 10/20/65(WAC)	113,392	8,005
Ser. 17-H10, Class MI, IO, 1.835%, 4/20/67(WAC)	4,510,035	283,230
Ser. 17-H09, IO, 1.821%, 4/20/67(WAC)	413,673	24,914
Ser. 15-H20, Class AI, IO, 1.816%, 8/20/65(WAC)	119,266	8,587
Ser. 15-H13, Class AI, IO, 1.802%, 6/20/65(WAC)	252,724	16,822
Ser. 15-H10, Class CI, IO, 1.798%, 4/20/65(WAC)	135,108	8,323
Ser. 17-H06, Class DI, IO, 1.779%, 2/20/67(WAC)	649,062	42,838
Ser. 15-H10, Class HI, IO, 1.757%, 4/20/65(WAC)	142,807	9,711
Ser. 15-H23, Class BI, IO, 1.747%, 9/20/65(WAC)	85,019	5,577
Ser. 15-H26, Class EI, IO, 1.724%, 10/20/65(WAC)	159,674	10,251
Ser. 17-H14, Class DI, IO, 1.701%, 6/20/67(WAC)	449,768	21,364
Ser. 15-H03, Class DI, IO, 1.699%, 1/20/65(WAC)	222,029	15,609
Ser. 14-H21, Class AI, IO, 1.694%, 10/20/64(WAC)	1,119,999	73,217
Ser. 16-H24, Class CI, IO, 1.689%, 10/20/66(WAC)	3,905,820	219,898
Ser. 14-H25, Class BI, IO, 1.682%, 12/20/64(WAC)	1,457,496	83,611
Ser. 15-H09, Class BI, IO, 1.677%, 3/20/65(WAC)	50,759	3,036
Ser. 16-H26, Class KI, IO, 1.651%, 11/20/66(WAC)	3,172,904	172,031
Ser. 16-H06, Class AI, IO, 1.65%, 2/20/66(WAC)	1,231,705	81,173
Ser. 17-H16, Class CI, IO, 1.648%, 7/20/67(WAC)	4,586,922	218,516
Ser. 15-H04, Class AI, IO, 1.626%, 12/20/64(WAC)	2,939,666	170,868
Ser. 15-H25, Class AI, IO, 1.608%, 9/20/65(WAC)	191,083	12,038
Ser. 18-H01, Class IB, IO, 1.596%, 1/20/68(WAC)	5,734,144	242,554
Ser. 15-H22, Class EI, IO, 1.594%, 8/20/65(WAC)	125,339	4,750
Ser. 13-H14, Class XI, IO, 1.594%, 3/20/63(WAC)	134,244	4,699
Ser. 17-H14, Class EI, IO, 1.585%, 6/20/67(WAC)	2,217,182	130,259
Ser. 17-H03, Class HI, IO, 1.58%, 1/20/67(WAC)	367,843	18,277
Ser. 14-H23, Class BI, IO, 1.559%, 11/20/64(WAC)	4,485,312	297,879
Ser. 16-H02, Class HI, IO, 1.558%, 1/20/66(WAC)	190,648	10,981
Ser. 15-H01, Class BI, IO, 1.558%, 1/20/65(WAC)	4,207,084	224,641
Ser. 18-H08, Class FI, IO, 1.552%, 6/20/68(WAC)	2,084,352	163,928
Ser. 15-H14, Class BI, IO, 1.536%, 5/20/65(WAC)	239,134	8,097
Ser. 16-H04, Class KI, IO, 1.533%, 2/20/66(WAC)	84,346	4,389
Ser. 11-H15, Class AI, IO, 1.531%, 6/20/61(WAC)	1,077,583	47,818
Ser. 17-H16, Class HI, IO, 1.471%, 8/20/67(WAC)	2,769,210	175,672
Ser. 17-H16, Class KI, IO, 1.459%, 8/20/67(WAC)	2,823,412	137,229
Ser. 14-H06, Class BI, IO, 1.454%, 2/20/64(WAC)	4,945,041	188,653
Ser. 14-H08, Class CI, IO, 1.448%, 3/20/64(WAC)	6,961,767	275,985
Ser. 10-H19, Class BI, IO, 1.448%, 8/20/60(WAC)	190,553	9,909
Ser. 10-H20, Class IF, IO, 1.432%, 10/20/60(WAC)	1,685,501	71,107
Ser. 16-H08, Class GI, IO, 1.427%, 4/20/66(WAC)	121,370	5,477
Ser. 12-H29, Class AI, IO, 1.385%, 10/20/62(WAC)	754,392	20,600
Ser. 12-H29, Class FI, IO, 1.385%, 10/20/62(WAC)	754,392	20,600
Ser. 12-H06, Class AI, IO, 1.32%, 1/20/62(WAC)	368,905	12,739
FRB Ser. 11-H07, Class FI, IO, 1.23%, 2/20/61(WAC)	163,389	4,640
Ser. 19-H15, Class CI, IO, 0.721%, 7/20/69	8,794,123	313,950

		57,390,296
Commercial mortgage-backed securities (18.1%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51(WAC)	9,423	9,412
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	245,000	226,016
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	367,000	347,757
Ser. 19-C4, Class E, 3.25%, 8/15/52	446,000	389,618
Benchmark Mortgage Trust 144A
Ser. 19-B11, Class D, 3.00%, 5/15/52	263,000	245,028
Ser. 19-B13, Class D, 2.50%, 8/15/57	298,000	271,478
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	408,000	341,324
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	96,951
Citigroup Commercial Mortgage Trust FRB Ser. 17-P7, Class C, 4.501%, 4/14/50(WAC)	223,000	238,110
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 5.038%, 9/10/45(WAC)	549,000	547,277
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	239,405
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.083%, 4/10/47(WAC)	548,000	579,170
FRB Ser. 14-UBS3, Class C, 4.897%, 6/10/47(WAC)	301,000	321,749
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47(WAC)	324,000	335,452
FRB Ser. 14-UBS6, Class C, 4.592%, 12/10/47(WAC)	193,000	202,069
FRB Ser. 15-CR26, Class D, 3.685%, 10/10/48(WAC)	724,000	720,982
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.045%, 11/10/46(WAC)	348,000	364,536
FRB Ser. 14-CR17, Class D, 5.01%, 5/10/47(WAC)	467,000	441,113
FRB Ser. 14-CR17, Class E, 5.01%, 5/10/47(WAC)	917,000	688,667
FRB Ser. 14-UBS3, Class D, 4.927%, 6/10/47(WAC)	449,000	453,693
FRB Ser. 14-CR19, Class D, 4.86%, 8/10/47(WAC)	721,000	716,384
Ser. 12-CR4, Class B, 3.703%, 10/15/45	921,000	775,814
Ser. 13-LC6, Class E, 3.50%, 1/10/46	706,000	602,605
Ser. 15-LC19, Class D, 2.867%, 2/10/48	381,000	372,298
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	63,742	31,087
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 5.053%, 11/15/51(WAC)	401,000	422,826
Ser. 20-C19, Class D, 2.50%, 3/15/53	382,000	343,448
Ser. 19-C17, Class D, 2.50%, 9/15/52	410,000	372,945
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.548%, 2/10/46(WAC)	471,000	433,593
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	349,000	358,836
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.186%, 8/10/43(WAC)	397,000	293,167
FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47(WAC)	971,000	657,684
FRB Ser. 13-GC13, Class D, 4.218%, 7/10/46(WAC)	739,000	431,093
Ser. 19-GC38, Class D, 3.00%, 2/10/52	532,000	507,020
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.705%, 9/15/47(WAC)	399,000	414,843
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	354,000	349,857
FRB Ser. 13-C12, Class C, 4.235%, 7/15/45(WAC)	453,000	464,691
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.956%, 2/15/47(WAC)	1,270,000	674,367
FRB Ser. 13-C12, Class E, 4.235%, 7/15/45(WAC)	625,000	495,237
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	110,509
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	53,514
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	557,809
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	766,619	679,093
FRB Ser. 13-LC11, Class D, 4.305%, 4/15/46(WAC)	740,000	608,549
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.72%, 2/15/46(WAC)	641,000	391,230
FRB Ser. 11-C3, Class E, 5.72%, 2/15/46(WAC)	242,000	88,113
FRB Ser. 11-C5, Class D, 5.713%, 8/15/46(WAC)	130,532	124,658
FRB Ser. 11-C4, Class C, 5.574%, 7/15/46(WAC)	220,984	221,944
FRB Ser. 12-C6, Class E, 5.31%, 5/15/45(WAC)	224,000	163,406
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	425,105
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	46,785
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	25,898	25,898
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 5.218%, 2/15/47(WAC)	347,000	361,242
FRB Ser. 13-C12, Class E, 4.925%, 10/15/46(WAC)	405,000	275,453
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,150,000	771,650
FRB Ser. 13-C11, Class D, 4.497%, 8/15/46(WAC)	932,000	74,560
FRB Ser. 15-C23, Class D, 4.282%, 7/15/50(WAC)	474,000	480,532
FRB Ser. 13-C10, Class E, 4.216%, 7/15/46(WAC)	482,000	161,036
FRB Ser. 13-C10, Class F, 4.216%, 7/15/46(WAC)	1,286,000	282,920
Ser. 14-C19, Class D, 3.25%, 12/15/47	359,000	356,906
Ser. 17-C34, Class D, 2.70%, 11/15/52	168,000	150,783
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	24,032	23,679
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.541%, 3/15/45(WAC)	199,000	182,950
FRB Ser. 12-C4, Class E, 5.541%, 3/15/45(WAC)	392,000	274,792
FRB Ser. 11-C3, Class G, 5.46%, 7/15/49(WAC)	753,000	341,636
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.834%, 3/25/50	1,097,000	1,148,962
FRB Ser. 19-01, Class M10, 3.334%, 10/15/49	384,000	386,950
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.736%, 5/10/45(WAC)	541,000	505,117
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	671,000	269,011
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.043%, 5/10/63(WAC)	24,000	2,809
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	37,000	1,114
FRB Ser. 12-C4, Class D, 4.611%, 12/10/45(WAC)	522,000	454,016
Wells Fargo Commercial Mortgage Trust FRB Ser. 16-NXS5, Class D, 5.151%, 1/15/59(WAC)	194,000	210,362
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.916%, 10/15/45(WAC)	375,000	381,236
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	343,000	354,254
FRB Ser. 13-LC12, Class D, 4.443%, 7/15/46(WAC)	482,000	194,972
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	140,508
Ser. 16-C33, Class D, 3.123%, 3/15/59	203,000	193,625
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class D, 4.969%, 11/15/45(WAC)	276,000	268,020
FRB Ser. 12-C9, Class E, 4.969%, 11/15/45(WAC)	628,000	532,672
FRB Ser. 12-C7, Class D, 4.957%, 6/15/45(WAC)	228,000	89,871
FRB Ser. 12-C7, Class E, 4.957%, 6/15/45(WAC)	653,000	92,073
FRB Ser. 13-C15, Class D, 4.645%, 8/15/46(WAC)	1,324,000	752,221
FRB Ser. 14-LC14, Class D, 4.586%, 3/15/47(WAC)	220,000	225,071
FRB Ser. 12-C10, Class D, 4.56%, 12/15/45(WAC)	406,000	259,599

		29,474,817
Residential mortgage-backed securities (non-agency) (20.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.274%, 5/25/47	1,759,200	1,010,751
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	462,832
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 2.62%, 9/25/35(WAC)	230,501	213,364
FRB Ser. 05-8, Class 21A1, 2.486%, 10/25/35(WAC)	453,241	421,734
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.584%, 1/25/36	143,586	176,897
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.544%, 9/25/46	73,898	67,022
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.834%, 10/25/27 (Bermuda)	633,000	651,507
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.264%, 11/25/47	1,237,658	1,018,564
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.901%, 4/25/37(WAC)	294,063	293,809
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.434%, 3/25/37	209,653	195,234
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.038%, 6/25/46	23,654	21,742
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.64%), 0.728%, 11/20/35	139,603	126,332
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.464%, 8/25/46	94,029	83,317
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.464%, 8/25/46	258,209	248,335
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.464%, 8/25/46	273,907	248,348
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.268%, 2/20/47	310,912	242,017
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR + 0.40%), 0.484%, 4/25/46	39,904	36,506
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	404,288
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.934%, 1/25/30	404,000	383,873
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.584%, 5/25/28	248,514	269,863
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.084%, 7/25/28	246,803	276,721
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.884%, 3/25/28	369,662	397,253
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.634%, 12/25/27	1,398,394	1,514,386
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.034%, 7/25/29	773,000	830,406
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.534%, 3/25/30	250,000	262,813
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.334%, 2/25/49	260,000	301,186
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.084%, 10/25/48	565,000	663,318
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.834%, 1/25/49	439,000	504,531
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.584%, 3/25/49	755,000	845,051
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.434%, 6/25/50	750,000	920,625
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.234%, 7/25/49	624,000	681,555
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.834%, 9/25/48	818,000	890,995
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	258,203
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	417,211
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	370,000	387,998
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.334%, 10/25/48	1,000,000	1,043,125
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (1 Month US LIBOR + 4.10%), 4.184%, 3/25/50	1,000,000	1,027,154
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class M2, (1 Month US LIBOR + 3.75%), 3.834%, 8/25/50	168,779	170,520
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.734%, 1/25/49	517,829	524,757
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.534%, 3/25/49	171,276	173,524
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.384%, 10/25/48	68,800	69,347
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.834%, 10/25/28	815,729	937,739
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.834%, 10/25/28	86,447	99,758
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.834%, 8/25/28	26,649	30,129
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.334%, 4/25/29	248,107	272,977
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.784%, 4/25/28	990,713	1,042,199
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 5.134%, 11/25/29	964,000	1,051,789
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.534%, 5/25/30	284,000	294,886
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.534%, 2/25/30	761,000	789,538
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.534%, 1/25/29	27,770	28,816
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.084%, 10/25/29	519,732	531,094
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.884%, 2/25/30	523,579	531,895
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 2.734%, 2/25/30	455,870	463,878
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.584%, 5/25/30	1,227,393	1,239,722
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.334%, 7/25/30	138,884	140,594
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2C, (1 Month US LIBOR + 2.20%), 2.284%, 1/25/30	1,000,000	1,012,561
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.184%, 9/25/31	1,291,000	1,321,651
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.084%, 7/25/39	66,516	66,654
GSAA Home Equity Trust
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.444%, 5/25/36	80,282	26,929
FRB Ser. 06-1, Class A1, (1 Month US LIBOR + 0.18%), 0.264%, 1/25/36	1,189,913	464,066
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.394%, 5/25/37	432,110	358,974
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 2.991%, 6/25/36(WAC)	30,351	30,424
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.484%, 6/25/37	177,583	90,650
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	310,062	300,487
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 1.029%, 8/25/35	13,032	12,722
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.434%, 7/25/29 (Bermuda)	191,000	194,266
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.584%, 7/25/29 (Bermuda)	159,000	162,060
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 5.834%, 4/25/27 (Bermuda)	160,000	163,707
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.784%, 3/25/28 (Bermuda)	964,000	975,102
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.504%, 8/25/36	92,188	89,423
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.264%, 1/25/37	32,791	31,280
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.204%, 8/25/36	276,649	263,297
Triangle Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 19-1, Class B1, (1 Month US LIBOR + 4.15%), 4.234%, 11/26/29	879,000	868,042
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.004%, 10/25/44	98,833	96,159
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 0.944%, 10/25/45	64,901	64,260

		32,784,742

Total mortgage-backed securities (cost $135,645,540)		$119,649,855

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.2%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$70,586	$80,768
5.00%, 5/20/49	172,347	190,414
4.50%, with due dates from 10/20/49 to 1/20/50	93,556	102,455
4.00%, with due dates from 8/20/49 to 1/20/50	281,227	308,423
3.50%, with due dates from 8/20/49 to 11/20/49	1,100,450	1,195,226

		1,877,286
U.S. Government Agency Mortgage Obligations (22.7%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	88,630	98,009
4.50%, 5/1/49	28,316	30,920
Uniform Mortgage-Backed Securities
5.00%, TBA, 9/1/51	1,000,000	1,095,491
4.00%, TBA, 10/1/51	2,000,000	2,143,985
4.00%, TBA, 9/1/51	5,000,000	5,354,689
3.50%, TBA, 10/1/51	3,000,000	3,175,195
3.50%, TBA, 9/1/51	9,000,000	9,520,313
3.00%, TBA, 9/1/51	6,000,000	6,276,094
2.50%, TBA, 9/1/51	9,000,000	9,348,752

		37,043,448

Total U.S. government and agency mortgage obligations (cost $38,822,771)		$38,920,734

ASSET-BACKED SECURITIES (5.0%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,089,000	$1,089,653
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	280,000	280,056
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.984%, 10/25/53	186,000	186,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.884%, 11/25/53	112,000	112,000
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.445%, 4/23/23	320,000	320,069
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.095%, 8/10/23	269,000	269,102
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.846%, 2/16/22	376,000	375,823
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.846%, 2/16/22	557,000	557,012
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.796%, 4/22/22	428,000	428,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.596%, 3/8/22	423,000	423,364
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.296%, 8/15/22	783,000	783,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.246%, 1/25/22	557,000	557,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.246%, 10/15/21	777,000	777,000
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	512,000	512,000
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.886%, 4/25/22	854,000	854,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	600,000	600,000

Total asset-backed securities (cost $8,122,994)		$8,124,079

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Oct-21/$103.75	$25,000,000	$25,000,000	$75,000
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-21/104.56	10,000,000	10,000,000	21,600
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Oct-21/105.84	18,000,000	18,000,000	21,960

Total purchased options outstanding (cost $163,438)				$118,560

SHORT-TERM INVESTMENTS (31.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	27,276,729	$27,276,729
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	107,000	107,000
U.S. Treasury Bills 0.045%, 2/17/22(SEGSF)		$300,000	299,930
U.S. Treasury Bills 0.041%, 9/30/21(SEGSF)		100,000	99,997
U.S. Treasury Bills 0.028%, 10/5/21(SEGSF)		1,800,000	1,799,941
U.S. Treasury Bills 0.023%, 9/23/21(SEGSF)(SEGCCS)		1,300,000	1,299,969
U.S. Treasury Bills 0.020%, 9/28/21(SEGSF)(SEGCCS)		4,400,000	4,399,885
U.S. Treasury Bills 0.016%, 10/7/21(SEG)(SEGSF)(SEGCCS)		4,800,000	4,799,796
U.S. Treasury Bills 0.016%, 9/7/21(SEGSF)(SEGCCS)		4,300,000	4,299,980
U.S. Treasury Bills 0.012%, 9/21/21(SEGSF)		1,400,000	1,399,971
U.S. Treasury Cash Management Bills 0.048%, 11/16/21(SEGSF)		1,500,000	1,499,848
U.S. Treasury Cash Management Bills 0.048%, 11/2/21(SEGSF)(SEGCCS)		1,400,000	1,399,855
U.S. Treasury Cash Management Bills 0.046%, 11/9/21(SEGSF)		3,000,000	2,999,626

Total short-term investments (cost $51,682,917)			$51,682,527
TOTAL INVESTMENTS

Total investments (cost $234,437,660)			$218,495,755

FUTURES CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	1,773	$390,641,767	$390,641,767	Dec-21	$(267,173)

Unrealized appreciation					—

Unrealized (depreciation)					(267,173)

Total					$(267,173)

WRITTEN OPTIONS OUTSTANDING at 8/31/21 (premiums $163,438) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Oct-21/$103.75	$25,000,000	$25,000,000	$90,500
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-21/104.56	10,000,000	10,000,000	21,600
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Oct-21/105.84	18,000,000	18,000,000	19,980

Total				$132,080

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504	$11,719,900	$(161,442)	$57,545
0.8925/3 month USD-LIBOR-BBA/Sep-26 (Purchased)	Sep-21/0.8925	21,349,300	(80,594)	(8,540)
(0.8925)/3 month USD-LIBOR-BBA/Sep-26 (Purchased)	Sep-21/0.8925	21,349,300	(80,594)	(18,147)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504	11,719,900	(161,442)	(130,676)
Goldman Sachs International
(1.316)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.316	7,612,100	(68,890)	(30,525)
1.316/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.316	7,612,100	(68,890)	(39,050)

Unrealized appreciation				57,545

Unrealized (depreciation)				(226,938)

Total				$(169,393)

TBA SALE COMMITMENTS OUTSTANDING at 8/31/21 (proceeds receivable $58,377,305) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 9/1/51	$1,000,000	9/21/21	$1,052,266
Uniform Mortgage-Backed Securities, 4.00%, 9/1/51	2,000,000	9/14/21	2,141,876
Uniform Mortgage-Backed Securities, 3.50%, 9/1/51	3,000,000	9/14/21	3,173,438
Uniform Mortgage-Backed Securities, 2.50%, 9/1/51	10,000,000	9/14/21	10,387,502
Uniform Mortgage-Backed Securities, 2.00%, 9/1/51	41,000,000	9/14/21	41,583,937

Total			$58,339,019

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$12,413,400	$158,643		$(100)	7/6/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	$(154,816)
		15,053,100	223,990		(122)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(220,939)
		6,947,600	358,705		(92)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(354,239)
		24,827,000	1,488,875		(329)	8/5/30	3 month USD-LIBOR-BBA — Quarterly	0.556% — Semiannually	(1,483,898)
		24,827,000	1,501,785		(151,774)	9/8/30	0.564% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,290,240
		10,710,800	177,906		(87)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(177,158)
		13,692,500	215,657		(129)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	199,918
		23,171,900	1,112,019		(307)	10/7/30	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,050,229
		24,827,000	1,196,413		(133,154)	11/4/30	0.724% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,007,231
		14,474,100	188,887		(117)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	168,607
		14,474,100	165,294		(117)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	146,285
		14,799,100	207,779		(120)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(198,438)
		13,928,500	125,217		(113)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	117,165
		2,698,700	33,059		(38)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,597
		2,611,600	36,589		(37)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,103
		7,254,400	112,371		21,667	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	172,967
		14,508,900	125,067		(33,125)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	54,546
		2,930,800	25,469		(24)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,676
		2,396,900	16,634		(32)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,525
		7,254,500	154,666		(96)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(203,907)
		11,807,100	75,920		(111)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(119,514)
		14,508,900	158,147		(137)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(213,122)
		7,254,500	271,101		(96)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(314,648)
		5,130,300	138,364		(68)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	164,130
		7,254,450	182,667		(96)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	215,161
		7,254,500	230,475		(96)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	263,271
		2,923,500	83,992		(39)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(96,286)
		10,260,600	14,262		(97)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	32,017
		405,580,000	77,060	(E)	768,677	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	691,618
		107,321,000	404,600	(E)	(420,477)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(825,077)
		18,696,000	575,837	(E)	(285,842)	9/15/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	289,995
		12,914,000	1,115,124	(E)	(673,327)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	441,796
		7,254,450	170,044		(96)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	191,664
		5,150,200	75,708		(68)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	90,433
		7,254,500	95,832		(96)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	113,660
		5,026,000	75,692		(67)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	87,045
		762,200	10,892		(10)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	12,419
		9,373,400	55,397		(88)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(67,230)
		4,991,100	68,478		(66)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	77,988
		27,454,000	33,494		(104)	7/1/23	0.334% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(42,030)
		5,635,600	78,560		(75)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	88,051
		2,556,000	30,237		(34)	7/2/31	1.4365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(35,658)
		3,427,000	55,278		(117)	7/8/51	1.7145% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,338)
		13,025,000	53,403		(105)	7/8/26	3 month USD-LIBOR-BBA — Quarterly	0.926% — Semiannually	68,370
		641,000	4,699		(9)	7/8/31	1.3895% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,886)
		15,584,000	12,935		(126)	7/9/26	0.8578% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(29,474)
		2,826,000	1,385		(11)	7/9/23	3 month USD-LIBOR-BBA — Quarterly	0.296% — Semiannually	2,057
		3,382,000	7,812		(45)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.2875% — Semiannually	(2,196)
		1,250,000	3,625		(17)	7/12/31	3 month USD-LIBOR-BBA — Quarterly	1.282% — Semiannually	(1,671)
		3,315,000	6,033		(44)	7/14/31	3 month USD-LIBOR-BBA — Quarterly	1.332% — Semiannually	11,155
		3,735,000	299		(50)	7/19/31	1.313% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,861)
		7,034,500	18,219		(57)	7/21/26	0.7915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,078
		7,034,500	18,782		(57)	7/21/26	0.79% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,652
		1,797,000	10,405		(15)	7/22/26	3 month USD-LIBOR-BBA — Quarterly	0.726% — Semiannually	(9,289)
		5,951,000	9,581		(48)	7/22/26	3 month USD-LIBOR-BBA — Quarterly	0.814% — Semiannually	(5,821)
		1,177,000	7,156		(16)	7/28/31	1.251% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,941
		20,604,200	44,917		(195)	8/4/26	3 month USD-LIBOR-BBA — Quarterly	0.806% — Semiannually	(34,640)
		249,000	1,477		(3)	7/29/31	1.252% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,235
		747,000	2,831		(10)	7/30/31	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,089
		3,997,000	9,313		(53)	8/2/31	1.292% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,519
		33,553,000	2,349		(127)	8/2/23	3 month USD-LIBOR-BBA — Quarterly	0.2765% — Semiannually	1,482
		8,931,000	48,853		(72)	8/5/26	0.7389% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,827
		3,626,000	56,203		(48)	8/6/31	1.154% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	53,568
		50,655,000	17,223		(191)	8/10/23	3 month USD-LIBOR-BBA — Quarterly	0.302% — Semiannually	21,981
		7,124,900	12,682		(94)	8/18/31	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(9,777)
		1,240,000	1,042		(16)	8/12/31	3 month USD-LIBOR-BBA — Quarterly	1.3265% — Semiannually	1,809
		21,345,000	9,819		(80)	8/13/23	3 month USD-LIBOR-BBA — Quarterly	0.30978% — Semiannually	11,678
		3,994,000	74,089		(136)	8/16/51	3 month USD-LIBOR-BBA — Quarterly	1.724% — Semiannually	76,600
		18,373,000	47,219		(149)	8/16/26	0.908% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(53,300)
		1,357,000	489		(5)	8/17/23	3 month USD-LIBOR-BBA — Quarterly	0.306% — Semiannually	575
		2,433,000	3,455		(32)	8/17/31	3 month USD-LIBOR-BBA — Quarterly	1.30378% — Semiannually	(2,379)
		575,000	196		(2)	8/17/23	3 month USD-LIBOR-BBA — Quarterly	0.305% — Semiannually	232
		1,361,000	1,892		(18)	8/17/31	3 month USD-LIBOR-BBA — Quarterly	1.30409% — Semiannually	(1,290)
		11,739,000	3,522		(44)	8/17/23	0.3031% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,342)
		3,578,000	14,741		(47)	8/18/31	1.2755% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,219
		3,174,000	17,552		(42)	8/19/31	1.261% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,322
		2,844,000	8,361		(38)	8/20/31	3 month USD-LIBOR-BBA — Quarterly	1.2885% — Semiannually	(7,403)
		2,922,000	20,629		(39)	8/23/31	1.2465% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,877
		1,630,000	408		(6)	8/23/23	3 month USD-LIBOR-BBA — Quarterly	0.3045% — Semiannually	458
		2,047,000	13,162		(27)	8/23/31	3 month USD-LIBOR-BBA — Quarterly	1.2531% — Semiannually	(12,686)
		13,343,300	6,672		(126)	9/2/26	0.873% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,798)
		13,768,000	19,413		(111)	8/27/26	3 month USD-LIBOR-BBA — Quarterly	0.8887% — Semiannually	19,405
		11,429,000	41,259		(92)	8/31/26	3 month USD-LIBOR-BBA — Quarterly	0.9315% — Semiannually	41,128
		16,321,000	10,119		(62)	9/1/23	0.3275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,181)
		1,443,000	231		(5)	9/1/23	3 month USD-LIBOR-BBA — Quarterly	0.3045% — Semiannually	225
		2,420,000	387		(32)	9/1/31	3 month USD-LIBOR-BBA — Quarterly	1.3231% — Semiannually	355
		5,826,000	6,350		(47)	9/1/26	0.884% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,397)
		1,166,000	23		(4)	9/2/23	3 month USD-LIBOR-BBA — Quarterly	0.3005% — Semiannually	19
		1,641,000	16		(22)	9/2/31	3 month USD-LIBOR-BBA — Quarterly	1.3203% — Semiannually	(38)

	Total				$(913,351)				$2,729,466
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$38,941	$38,035	$—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	$398
13,625	13,474	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(34)
17,125	16,935	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(43)
Credit Suisse International
80,831	78,952	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(826)
30,750	30,408	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	76
6,648	6,531	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(24)
6,593	6,501	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4)
Goldman Sachs International
2,829	2,805	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(11)
41,890	40,916	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	428
7,254	7,127	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(26)
JPMorgan Securities LLC
4,481	4,418	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2)
11,074	10,919	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6

Upfront premium received		—	Unrealized appreciation			908

Upfront premium (paid)		—	Unrealized (depreciation)			(970)

	Total	$—			Total	$(62)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BB/P	$34	$6,000	$1,061	1/17/47	300 bp — Monthly	$(1,024)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	22,204	186,000	18,544	5/11/63	200 bp — Monthly	3,732
	CMBX NA BB.11 Index	BB-/P	365,555	647,000	55,513	11/18/54	500 bp — Monthly	310,671
	CMBX NA BB.13 Index	BB-/P	25,194	252,000	23,839	12/16/72	500 bp — Monthly	1,599
	CMBX NA BB.13 Index	BB-/P	30,616	336,000	31,786	12/16/72	500 bp — Monthly	(843)
	CMBX NA BB.13 Index	BB-/P	52,944	561,000	53,071	12/16/72	500 bp — Monthly	418
	CMBX NA BB.13 Index	BB-/P	182,893	2,006,000	189,768	12/16/72	500 bp — Monthly	(4,924)
	CMBX NA BB.6 Index	B-/P	71,327	424,119	187,503	5/11/63	500 bp — Monthly	(115,764)
	CMBX NA BB.6 Index	B-/P	154,784	1,042,425	460,856	5/11/63	500 bp — Monthly	(305,059)
	CMBX NA BB.6 Index	B-/P	754,500	1,457,850	644,515	5/11/63	500 bp — Monthly	111,402
	CMBX NA BB.7 Index	B/P	60,373	1,183,000	398,671	1/17/47	500 bp — Monthly	(337,148)
	CMBX NA BB.9 Index	B+/P	68,460	326,000	66,374	9/17/58	500 bp — Monthly	2,403
	CMBX NA BBB-.13 Index	BBB-/P	23,810	253,000	13,283	12/16/72	300 bp — Monthly	10,676
	CMBX NA BBB-.13 Index	BBB-/P	41,393	472,000	24,780	12/16/72	300 bp — Monthly	16,888
	CMBX NA BBB-.14 Index	BBB-/P	460	15,000	486	12/16/72	300 bp — Monthly	(17)
	CMBX NA BBB-.14 Index	BBB-/P	1,278	41,000	1,328	12/16/72	300 bp — Monthly	(27)
	CMBX NA BBB-.14 Index	BBB-/P	16,632	509,000	16,492	12/16/72	300 bp — Monthly	437
	CMBX NA BBB-.6 Index	BB-/P	16,660	68,000	18,612	5/11/63	300 bp — Monthly	(1,912)
	CMBX NA BBB-.10 Index	BB+/P	24,219	222,000	19,714	11/17/59	300 bp — Monthly	4,634
	CMBX NA BBB-.12 Index	BBB-/P	5,127	87,000	4,280	8/17/61	300 bp — Monthly	897
	CMBX NA BBB-.14 Index	BBB-/P	677	16,000	518	12/16/72	300 bp — Monthly	168
	CMBX NA BBB-.14 Index	BBB-/P	11,401	228,000	7,387	12/16/72	300 bp — Monthly	4,147
	CMBX NA BBB-.6 Index	BB-/P	141,303	515,000	140,956	5/11/63	300 bp — Monthly	726
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	110	3,000	156	1/17/47	200 bp — Monthly	(44)
	CMBX NA BB.7 Index	B/P	44,810	335,000	112,895	1/17/47	500 bp — Monthly	(67,759)
	CMBX NA BBB-.6 Index	BB-/P	1,768	16,000	4,379	5/11/63	300 bp — Monthly	(2,602)
	CMBX NA BBB-.6 Index	BB-/P	4,088	37,000	10,127	5/11/63	300 bp — Monthly	(6,017)
	CMBX NA BBB-.7 Index	BB/P	1,379	21,000	3,715	1/17/47	300 bp — Monthly	(2,323)
	Goldman Sachs International
	CMBX NA BB.6 Index	B-/P	34,230	232,831	102,935	5/11/63	500 bp — Monthly	(68,479)
	CMBX NA BB.9 Index	B+/P	264,866	655,000	133,358	9/17/58	500 bp — Monthly	132,144
	CMBX NA BBB-.14 Index	BBB-/P	144	5,000	162	12/16/72	300 bp — Monthly	(15)
	CMBX NA BBB-.14 Index	BBB-/P	1,213	32,000	1,037	12/16/72	300 bp — Monthly	194
	CMBX NA BBB-.14 Index	BBB-/P	2,823	98,000	3,175	12/16/72	300 bp — Monthly	(295)
	CMBX NA BBB-.6 Index	BB-/P	833	6,000	1,642	5/11/63	300 bp — Monthly	(805)
	CMBX NA BBB-.6 Index	BB-/P	520	6,000	1,642	5/11/63	300 bp — Monthly	(1,119)
	CMBX NA BBB-.6 Index	BB-/P	780	7,000	1,916	5/11/63	300 bp — Monthly	(1,132)
	CMBX NA BBB-.6 Index	BB-/P	580	7,000	1,916	5/11/63	300 bp — Monthly	(1,332)
	CMBX NA BBB-.6 Index	BB-/P	758	7,000	1,916	5/11/63	300 bp — Monthly	(1,154)
	CMBX NA BBB-.6 Index	BB-/P	2,196	19,000	5,200	5/11/63	300 bp — Monthly	(2,994)
	CMBX NA BBB-.6 Index	BB-/P	3,172	20,000	5,474	5/11/63	300 bp — Monthly	(2,290)
	CMBX NA BBB-.6 Index	BB-/P	5,749	21,000	5,748	5/11/63	300 bp — Monthly	13
	CMBX NA BBB-.6 Index	BB-/P	4,985	35,000	9,580	5/11/63	300 bp — Monthly	(4,574)
	CMBX NA BBB-.6 Index	BB-/P	2,932	39,000	10,674	5/11/63	300 bp — Monthly	(7,720)
	CMBX NA BBB-.6 Index	BB-/P	4,589	41,000	11,222	5/11/63	300 bp — Monthly	(6,609)
	CMBX NA BBB-.6 Index	BB-/P	6,102	52,000	14,232	5/11/63	300 bp — Monthly	(8,100)
	CMBX NA BBB-.6 Index	BB-/P	6,807	61,000	16,696	5/11/63	300 bp — Monthly	(9,853)
	CMBX NA BBB-.6 Index	BB-/P	6,807	61,000	16,696	5/11/63	300 bp — Monthly	(9,853)
	CMBX NA BBB-.6 Index	BB-/P	8,944	80,000	21,896	5/11/63	300 bp — Monthly	(12,906)
	CMBX NA BBB-.6 Index	BB-/P	18,576	121,000	33,118	5/11/63	300 bp — Monthly	(14,471)
	CMBX NA BBB-.6 Index	BB-/P	19,769	166,000	45,434	5/11/63	300 bp — Monthly	(25,569)
	CMBX NA BBB-.6 Index	BB-/P	28,389	179,000	48,992	5/11/63	300 bp — Monthly	(20,498)
	CMBX NA BBB-.6 Index	BB-/P	22,767	192,000	52,550	5/11/63	300 bp — Monthly	(29,671)
	CMBX NA BBB-.6 Index	BB-/P	22,689	192,000	52,550	5/11/63	300 bp — Monthly	(29,749)
	CMBX NA BBB-.6 Index	BB-/P	31,086	196,000	53,645	5/11/63	300 bp — Monthly	(22,445)
	CMBX NA BBB-.6 Index	BB-/P	15,110	199,000	54,466	5/11/63	300 bp — Monthly	(39,241)
	CMBX NA BBB-.6 Index	BB-/P	23,894	270,000	73,899	5/11/63	300 bp — Monthly	(49,847)
	CMBX NA BBB-.6 Index	BB-/P	20,957	286,000	78,278	5/11/63	300 bp — Monthly	(57,155)
	CMBX NA BBB-.6 Index	BB-/P	21,083	286,000	78,278	5/11/63	300 bp — Monthly	(57,028)
	CMBX NA BBB-.6 Index	BB-/P	22,360	295,000	80,742	5/11/63	300 bp — Monthly	(58,210)
	CMBX NA BBB-.6 Index	BB-/P	37,025	300,000	82,110	5/11/63	300 bp — Monthly	(44,910)
	CMBX NA BBB-.6 Index	BB-/P	34,253	310,000	84,847	5/11/63	300 bp — Monthly	(50,414)
	CMBX NA BBB-.6 Index	BB-/P	29,179	364,000	99,627	5/11/63	300 bp — Monthly	(70,236)
	CMBX NA BBB-.6 Index	BB-/P	36,144	430,000	117,691	5/11/63	300 bp — Monthly	(81,296)
	CMBX NA BBB-.6 Index	BB-/P	37,588	592,000	162,030	5/11/63	300 bp — Monthly	(124,097)
	CMBX NA BBB-.7 Index	BB/P	370	5,000	885	1/17/47	300 bp — Monthly	(512)
	CMBX NA BBB-.7 Index	BB/P	3,816	37,000	6,545	1/17/47	300 bp — Monthly	(2,708)
	CMBX NA BBB-.7 Index	BB/P	4,227	52,000	9,199	1/17/47	300 bp — Monthly	(4,941)
	CMBX NA BBB-.7 Index	BB/P	4,856	57,000	10,083	1/17/47	300 bp — Monthly	(5,195)
	CMBX NA BBB-.7 Index	BB/P	23,196	206,000	36,441	1/17/47	300 bp — Monthly	(13,126)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	BBB+/P	280	2,000	199	5/11/63	200 bp — Monthly	81
	CMBX NA BB.10 Index	B+/P	23,189	289,000	65,256	5/11/63	500 bp — Monthly	(41,786)
	CMBX NA BB.6 Index	B-/P	974,000	1,827,867	808,100	5/11/63	500 bp — Monthly	167,677
	CMBX NA BBB-.6 Index	BB-/P	10,397,993	32,524,000	8,901,819	5/11/63	300 bp — Monthly	1,515,153
	CMBX NA BBB-.7 Index	BB/P	21,129	90,000	15,921	1/17/47	300 bp — Monthly	5,260
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	41,596	359,390	158,887	5/11/63	500 bp — Monthly	(116,941)
	CMBX NA BB.7 Index	B/P	16,216	134,000	45,158	1/17/47	500 bp — Monthly	(28,811)
	CMBX NA BB.7 Index	B/P	27,163	287,000	96,719	1/17/47	500 bp — Monthly	(69,277)
	CMBX NA BBB-.6 Index	BB-/P	2,442,546	9,065,000	2,481,091	5/11/63	300 bp — Monthly	(33,257)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	29,856	321,000	30,367	12/16/72	500 bp — Monthly	(199)
	CMBX NA BB.13 Index	BB-/P	31,276	341,000	32,259	12/16/72	500 bp — Monthly	(651)
	CMBX NA BB.13 Index	BB-/P	38,127	404,000	38,218	12/16/72	500 bp — Monthly	301
	CMBX NA BB.13 Index	BB-/P	49,325	534,000	50,516	12/16/72	500 bp — Monthly	(672)
	CMBX NA BB.13 Index	BB-/P	53,032	582,000	55,057	12/16/72	500 bp — Monthly	(1,460)
	CMBX NA BB.13 Index	BB-/P	101,068	1,051,000	99,425	12/16/72	500 bp — Monthly	2,665
	CMBX NA BB.13 Index	BB-/P	117,062	1,275,000	120,615	12/16/72	500 bp — Monthly	(2,313)
	CMBX NA BB.6 Index	B-/P	68,880	158,441	70,047	5/11/63	500 bp — Monthly	(1,013)
	CMBX NA BB.6 Index	B-/P	29,053	230,899	102,080	5/11/63	500 bp — Monthly	(72,802)
	CMBX NA BB.9 Index	B+/P	40,857	102,000	20,767	9/17/58	500 bp — Monthly	20,189
	CMBX NA BBB-.14 Index	BBB-/P	3,129	111,000	3,596	12/16/72	300 bp — Monthly	(403)
	CMBX NA BBB-.12 Index	BBB-/P	2,122	36,000	1,771	8/17/61	300 bp — Monthly	371
	CMBX NA BBB-.12 Index	BBB-/P	9,532	222,000	10,922	8/17/61	300 bp — Monthly	(1,261)
	CMBX NA BBB-.14 Index	BBB-/P	1,304	34,500	1,118	12/16/72	300 bp — Monthly	207
	CMBX NA BBB-.6 Index	BB-/P	65,113	246,000	67,330	5/11/63	300 bp — Monthly	(2,074)
	CMBX NA BBB-.6 Index	BB-/P	41,903	571,000	156,283	5/11/63	300 bp — Monthly	(114,046)
	CMBX NA BBB-.6 Index	BB-/P	59,391	711,000	194,601	5/11/63	300 bp — Monthly	(134,795)
	CMBX NA BBB-.6 Index	BB-/P	316,365	917,000	250,983	5/11/63	300 bp — Monthly	65,917
	CMBX NA BBB-.6 Index	BB-/P	69,002	1,051,000	287,659	5/11/63	300 bp — Monthly	(218,043)
	CMBX NA BBB-.6 Index	BB-/P	69,717	1,056,000	289,027	5/11/63	300 bp — Monthly	(218,694)
	CMBX NA BBB-.6 Index	BB-/P	87,617	1,093,000	299,154	5/11/63	300 bp — Monthly	(210,900)
	CMBX NA BBB-.6 Index	BB-/P	110,571	1,476,000	403,981	5/11/63	300 bp — Monthly	(292,549)
	CMBX NA BBB-.6 Index	BB-/P	1,317,806	19,891,500	5,444,304	5/11/63	300 bp — Monthly	(4,114,961)

Upfront premium received			19,596,583		Unrealized appreciation			2,378,970

Upfront premium (paid)			—		Unrealized (depreciation)			(7,462,920)

	Total		$19,596,583				Total	$(5,083,950)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(11,103)	$110,000	$10,967	5/11/63	(200 bp) — Monthly	$(179)
	CMBX NA A.7 Index	(22)	3,000	156	1/17/47	(200 bp) — Monthly	133
	CMBX NA BB.10 Index	(101,745)	422,000	95,288	11/17/59	(500 bp) — Monthly	(6,867)
	CMBX NA BB.10 Index	(78,285)	307,000	69,321	11/17/59	(500 bp) — Monthly	(9,263)
	CMBX NA BB.10 Index	(13,985)	134,000	30,257	11/17/59	(500 bp) — Monthly	16,142
	CMBX NA BB.10 Index	(12,061)	110,000	24,838	11/17/59	(500 bp) — Monthly	12,670
	CMBX NA BB.11 Index	(78,125)	603,000	51,737	11/18/54	(500 bp) — Monthly	(26,974)
	CMBX NA BB.11 Index	(26,404)	509,000	43,672	11/18/54	(500 bp) — Monthly	16,773
	CMBX NA BB.11 Index	(25,963)	509,000	43,672	11/18/54	(500 bp) — Monthly	17,214
	CMBX NA BB.11 Index	(18,413)	255,000	21,879	11/18/54	(500 bp) — Monthly	3,218
	CMBX NA BB.12 Index	(28,579)	333,000	31,335	8/17/61	(500 bp) — Monthly	2,433
	CMBX NA BB.8 Index	(38,367)	298,275	103,651	10/17/57	(500 bp) — Monthly	64,994
	CMBX NA BBB-.10 Index	(402,677)	2,342,000	207,970	11/17/59	(300 bp) — Monthly	(196,073)
	CMBX NA BBB-.12 Index	(8,468)	123,000	6,052	8/17/61	(300 bp) — Monthly	(2,488)
	CMBX NA BBB-.6 Index	(648,050)	1,994,000	545,758	5/11/63	(300 bp) — Monthly	(103,455)
	CMBX NA BBB-.10 Index	(132,874)	446,000	39,605	11/17/59	(300 bp) — Monthly	(93,529)
	CMBX NA BBB-.10 Index	(41,106)	336,000	29,837	11/17/59	(300 bp) — Monthly	(11,465)
	CMBX NA BBB-.10 Index	(3,824)	30,000	2,664	11/17/59	(300 bp) — Monthly	(1,178)
	CMBX NA BBB-.13 Index	(10,154)	134,000	7,035	12/16/72	(300 bp) — Monthly	(3,197)
	CMBX NA BBB-.7 Index	(60,813)	278,000	49,178	1/17/47	(300 bp) — Monthly	(11,796)
	CMBX NA BBB-.7 Index	(989)	196,000	34,672	1/17/47	(300 bp) — Monthly	33,569
	CMBX NA BBB-.8 Index	(33,634)	235,000	31,067	10/17/57	(300 bp) — Monthly	(2,704)
	CMBX NA BBB-.8 Index	(13,594)	87,000	11,501	10/17/57	(300 bp) — Monthly	(2,143)
	CMBX NA BBB-.9 Index	(946)	4,000	318	9/17/58	(300 bp) — Monthly	(631)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	95,739	11/17/59	(500 bp) — Monthly	44,906
	CMBX NA BB.10 Index	(27,719)	223,000	50,353	11/17/59	(500 bp) — Monthly	22,418
	Goldman Sachs International
	CMBX NA A .6 Index	(1,060)	16,000	1,595	5/11/63	(200 bp) — Monthly	529
	CMBX NA BB.12 Index	(13,441)	127,000	11,951	8/17/61	(500 bp) — Monthly	(1,614)
	CMBX NA BB.7 Index	(43,198)	227,000	76,499	1/17/47	(500 bp) — Monthly	33,080
	CMBX NA BB.8 Index	(11,330)	96,529	33,544	10/17/57	(500 bp) — Monthly	22,120
	CMBX NA BB.9 Index	(9,105)	57,000	11,605	9/17/58	(500 bp) — Monthly	2,445
	CMBX NA BB.9 Index	(6,258)	52,000	10,587	9/17/58	(500 bp) — Monthly	4,278
	CMBX NA BB.9 Index	(6,188)	52,000	10,587	9/17/58	(500 bp) — Monthly	4,349
	CMBX NA BB.9 Index	(1,903)	49,000	9,976	9/17/58	(500 bp) — Monthly	8,026
	CMBX NA BB.9 Index	(3,026)	29,000	5,904	9/17/58	(500 bp) — Monthly	2,850
	CMBX NA BBB-.13 Index	(18,566)	245,000	12,863	12/16/72	(300 bp) — Monthly	(5,846)
	CMBX NA BBB-.13 Index	(366)	6,000	315	12/16/72	(300 bp) — Monthly	(54)
	CMBX NA BBB-.6 Index	(342,805)	1,258,000	344,315	5/11/63	(300 bp) — Monthly	776
	CMBX NA BBB-.6 Index	(32,934)	601,000	164,494	5/11/63	(300 bp) — Monthly	131,209
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(1,607,798)	2,948,000	252,938	11/18/54	(500 bp) — Monthly	(1,357,726)
	CMBX NA BB.12 Index	(60,963)	111,000	10,445	8/17/61	(500 bp) — Monthly	(50,626)
	CMBX NA BB.17 Index	(1,282,407)	2,619,000	882,603	1/17/47	(500 bp) — Monthly	(402,350)
	CMBX NA BBB-.10 Index	(21,935)	133,000	11,810	11/17/59	(300 bp) — Monthly	(10,202)
	CMBX NA BBB-.10 Index	(85,802)	288,000	25,574	11/17/59	(300 bp) — Monthly	(60,396)
	CMBX NA BBB-.10 Index	(48,454)	172,000	15,274	11/17/59	(300 bp) — Monthly	(33,281)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	75,643	11/17/59	(500 bp) — Monthly	56,256
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(14,053)	134,000	30,257	11/17/59	(500 bp) — Monthly	16,073
	CMBX NA BB.11 Index	(42,033)	428,000	36,722	11/18/54	(500 bp) — Monthly	(5,726)
	CMBX NA BB.11 Index	(11,420)	117,000	10,039	11/18/54	(500 bp) — Monthly	(1,495)
	CMBX NA BB.12 Index	(48,323)	915,000	86,102	8/17/61	(500 bp) — Monthly	36,889
	CMBX NA BB.7 Index	(63,621)	340,000	114,580	1/17/47	(500 bp) — Monthly	50,628
	CMBX NA BB.7 Index	(34,709)	180,000	60,660	1/17/47	(500 bp) — Monthly	25,776
	CMBX NA BB.9 Index	(37,254)	1,056,000	215,002	9/17/58	(500 bp) — Monthly	176,721
	CMBX NA BB.9 Index	(2,815)	72,000	14,659	9/17/58	(500 bp) — Monthly	11,774
	CMBX NA BB.9 Index	(9,990)	66,000	13,438	9/17/58	(500 bp) — Monthly	3,383
	CMBX NA BB.9 Index	(5,559)	65,000	13,234	9/17/58	(500 bp) — Monthly	7,612
	CMBX NA BB.9 Index	(3,447)	56,000	11,402	9/17/58	(500 bp) — Monthly	7,900
	CMBX NA BB.9 Index	(2,305)	16,000	3,258	9/17/58	(500 bp) — Monthly	937
	CMBX NA BBB-.8 Index	(210,480)	1,353,000	178,867	10/17/57	(300 bp) — Monthly	(32,403)
	CMBX NA BBB-.8 Index	(107,262)	684,000	90,425	10/17/57	(300 bp) — Monthly	(17,236)
	CMBX NA BBB-.10 Index	(12,576)	58,000	5,150	11/17/59	(300 bp) — Monthly	(7,459)
	CMBX NA BBB-.10 Index	(11,028)	51,000	4,529	11/17/59	(300 bp) — Monthly	(6,529)
	CMBX NA BBB-.10 Index	(6,722)	53,000	4,706	11/17/59	(300 bp) — Monthly	(2,046)
	CMBX NA BBB-.13 Index	(123)	2,000	105	12/16/72	(300 bp) — Monthly	(19)
	CMBX NA BBB-.8 Index	(21,183)	148,000	19,566	10/17/57	(300 bp) — Monthly	(1,703)
	CMBX NA BBB-.8 Index	(5,625)	36,000	4,759	10/17/57	(300 bp) — Monthly	(887)

Upfront premium received		—			Unrealized appreciation		838,081

Upfront premium (paid)		(6,135,449)			Unrealized (depreciation)		(2,469,540)

	Total	$(6,135,449)				Total	$(1,631,459)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2021 through August 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $162,548,369.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$33,381,437	$18,731,813	$24,836,521	$6,262	$27,276,729

	Total Short-term investments	$33,381,437	$18,731,813	$24,836,521	$6,262	$27,276,729
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $844,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $20,497,443.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,650,910.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $153,617,945 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $20,373,304 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $20,497,443 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,823,426	$2,300,653
Mortgage-backed securities	—	119,649,855	—
Purchased options outstanding	—	118,560	—
U.S. government and agency mortgage obligations	—	38,920,734	—
Short-term investments	107,000	51,575,527	—

Totals by level	$107,000	$216,088,102	$2,300,653
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(267,173)	$—	$—
Written options outstanding	—	(132,080)	—
Forward premium swap option contracts	—	(169,393)	—
TBA sale commitments	—	(58,339,019)	—
Interest rate swap contracts	—	3,642,817	—
Total return swap contracts	—	(62)	—
Credit default contracts	—	(20,176,543)	—

Totals by level	$(267,173)	$(75,174,280)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of May 31, 2021	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of August 31, 2021
Asset-backed securities	$—	—	—	—	—	—	$2,300,653	—	$2,300,653

Totals	$—	$—	$—	$—	$—	$—	$2,300,653	$—	$2,300,653
† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote.
# Includes $— related to Level 3 securities still held at period end.

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$92,800,000
Written TBA commitment option contracts (contract amount)	$92,800,000
Futures contracts (number of contracts)	2,000
Centrally cleared interest rate swap contracts (notional)	$1,317,700,000
OTC total return swap contracts (notional)	$280,000
OTC credit default contracts (notional)	$122,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com